Off-balance sheet arrangements (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Off-balance sheet arrangements
Purchase commitments	€ 398,627
Less than 1 year
Off-balance sheet arrangements
Purchase commitments	240,237
1-3 years
Off-balance sheet arrangements
Purchase commitments	136,560
3-5 years
Off-balance sheet arrangements
Purchase commitments	20,797
More than 5 years
Off-balance sheet arrangements
Purchase commitments	1,032
Collaboration agreement for filgotinib | Gilead [member]
Off-balance sheet arrangements
Purchase commitments	217,300	€ 169,600	€ 18,100
Total contractual obligations and commitments	€ 281,600	€ 369,900	€ 493,400